Document and Entity Information	Apr. 05, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2024
Entity File Number	001-36052
Entity Registrant Name	SIRIUSPOINT LTD.
Entity Central Index Key	0001576018
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1599372
Entity Address, Address Line One	Point Building
Entity Address, Address Line Two	3 Waterloo Lane
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	542-3300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Shares, $0.10 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, $0.10 par value
Trading Symbol	SPNT
Security Exchange Name	NYSE
8.00% Resettable Fixed Rate Preference Shares, Series B, $0.10 par value, $25.00 liquidation preference per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Resettable Fixed Rate Preference Shares, Series B, $0.10 par value, $25.00 liquidation preference per share
Trading Symbol	SPNT PB
Security Exchange Name	NYSE